Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 5,781,918	$ 40,750,133	$ 13,953,513
Marketable securities	20,752,290
Accounts receivable	13,842	110,141	0
Prepaid research and development	932,419	107,000	774,356
Prepaid expenses and other current assets	505,924	1,502,725	54,837
Total current assets	27,986,393	42,469,999
Equipment and improvements	241,574
Right-of-use asset	353,250
Total assets	28,581,217	42,469,999	14,782,706
Current liabilities:
Accounts payable	781,223	1,089,778	1,720,680
Lease obligation, current	142,048
Accrued expenses and other current liabilities	2,289,726	2,715,761	632,934
Deferred revenue		0	2,325,741
Notes payable	0	248,911	42,534
Total current liabilities	3,212,997	4,054,450	4,721,889
Notes payable, net of current portion		0	276,461
Lease obligations	232,020
Total liabilities	3,445,017	4,054,450	4,998,350
Commitments and contingencies (see Note 15)
Stockholders' equity:
Preferred stock	0	0	0
Common stock	25,227	25,155	10,051
Additional paid-in capital	68,676,935	68,208,081	24,805,929
Accumulated other comprehensive income	26,828	0
Accumulated deficit	(43,592,790)	(29,817,687)	(15,031,624)
Total stockholders' equity	25,136,200	38,415,549	9,784,356
Total liabilities and stockholders' equity	$ 28,581,217	$ 42,469,999	$ 14,782,706